Defined Benefit Plans - Summary of Estimated Approximate Effects on the Defined Benefit Obligation (Detail) - Aegon Nederland N.V. [member] - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Demographic actuarial assumption on mortality rates by 10% Variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	€ (100)	€ (110)
Decrease in actuarial assumptions	112	124
Financial actuarial assumptions of discount rates by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	(622)	(703)
Decrease in actuarial assumptions	849	977
Finance actuarial assumption on salary increase rate by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions
Finance actuarial assumption on indexation rate by 25 basis points variation [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	187	213
Decrease in actuarial assumptions	€ (170)	€ (192)